Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Registrant Name	Euroholdings Ltd
Entity Central Index Key	0002032779
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2025
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Ex Transition Period	true
Entity Common Stock Shares Outstanding	2,816,615
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-42465
Entity Incorporation State Country Code	1T
Entity Address Address Line 1	4 Messogiou & Evropis Street
Entity Address City Or Town	Maroussi
Entity Address Country	GR
Entity Address Postal Zip Code	15124
Icfr Auditor Attestation Flag	false
Auditor Name	Deloitte Certified Public Accountants S.A.
Auditor Location	Athens, Greece
Auditor Firm Id	1163
Security 12b Title	Shares of common stock, $0.01 par value per share,including the preferred stock purchase rights
Trading Symbol	EHLD
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	4, Messogiou & Evropis Street
Entity Address City Or Town	Maroussi
Entity Address Country	GR
Entity Address Postal Zip Code	15124
City Area Code	30
Local Phone Number	211-180-4 005
Contact Personnel Email Address	info@euroholdings.gr
Contact Personnel Name	Stephania Karmiri